Other intangible assets (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost
Cost, Beginning Balance	€ 107,245,000	€ 105,352,000
Effect of exchange rates		1,893,000
Cost, Ending Balance	107,245,000	107,245,000	105,352,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	93,594,000	87,224,000
Amortization	5,285,000	5,455,000	8,800,000
Effect of exchange rates		915,000
Accumulated amortization and impairment, Ending Balance	98,879,000	93,594,000	87,224,000
Carrying amount
Carrying amount	8,366,000	13,651,000
Future Amortization Expenses
2012	5,285,000
2013	1,794,000
2014	1,095,000
2015	186,000
2016	4,000
Thereafter	2,000
Amortization expenses	8,366,000
Other intangible assets (Textual) [Abstract]
Amortization	5,285,000	5,455,000	8,800,000
Impairment charges	0	0	0
Intellectual Property [Member]
Cost
Cost, Beginning Balance	47,250,000	47,250,000
Effect of exchange rates		0
Cost, Ending Balance	47,250,000	47,250,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	47,224,000	47,013,000
Amortization	4,000	211,000
Effect of exchange rates		0
Accumulated amortization and impairment, Ending Balance	47,228,000	47,224,000
Carrying amount
Carrying amount	22,000	26,000
Other intangible assets (Textual) [Abstract]
Amortization	4,000	211,000
Developed technology [Member]
Cost
Cost, Beginning Balance	25,883,000	24,495,000
Effect of exchange rates		1,388,000
Cost, Ending Balance	25,883,000	25,883,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	17,043,000	12,268,000
Amortization	4,080,000	4,052,000
Effect of exchange rates		723,000
Accumulated amortization and impairment, Ending Balance	21,123,000	17,043,000
Carrying amount
Carrying amount	4,760,000	8,840,000
Other intangible assets (Textual) [Abstract]
Amortization	4,080,000	4,052,000
Customer relationships [Member]
Cost
Cost, Beginning Balance	8,733,000	8,263,000
Effect of exchange rates		470,000
Cost, Ending Balance	8,733,000	8,733,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	4,185,000	2,927,000
Amortization	1,092,000	1,084,000
Effect of exchange rates		174,000
Accumulated amortization and impairment, Ending Balance	5,277,000	4,185,000
Carrying amount
Carrying amount	3,456,000	4,548,000
Other intangible assets (Textual) [Abstract]
Amortization	1,092,000	1,084,000
In-process R&D [Member]
Cost
Cost, Beginning Balance	23,148,000	23,148,000
Effect of exchange rates		0
Cost, Ending Balance	23,148,000	23,148,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	23,148,000	23,148,000
Amortization	0	0
Effect of exchange rates		0
Accumulated amortization and impairment, Ending Balance	23,148,000	23,148,000
Carrying amount
Carrying amount	0	0
Other intangible assets (Textual) [Abstract]
Amortization	0	0
Other [Member]
Cost
Cost, Beginning Balance	2,231,000	2,196,000
Effect of exchange rates		35,000
Cost, Ending Balance	2,231,000	2,231,000
Accumulated amortization and impairment
Accumulated amortization and impairment, Beginning Balance	1,994,000	1,868,000
Amortization	109,000	108,000
Effect of exchange rates		18,000
Accumulated amortization and impairment, Ending Balance	2,103,000	1,994,000
Carrying amount
Carrying amount	128,000	237,000
Other intangible assets (Textual) [Abstract]
Amortization	€ 109,000	€ 108,000